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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2009 through November 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



Pioneer Emerging
Markets Fund
--------------------------------------------------------------------------------
Annual Report | November 30, 2010
--------------------------------------------------------------------------------

Ticker Symbols:

Class A   PEMFX

Class B   PBEFX

Class C   PCEFX

Class R   PEMRX

Class Y   PYEFX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2

Portfolio Management Discussion                               4

Portfolio Summary                                             9

Prices and Distributions                                     10

Performance Update                                           11

Comparing Ongoing Fund Expenses                              16

Schedule of Investments                                      18

Financial Statements                                         26

Notes to Financial Statements                                35

Report of Independent Registered Public Accounting Firm      44

Approval of Investment Advisory Agreement                    45

Trustees, Officers and Service Providers                     49


                   Pioneer Emerging Markets Fund | Annual Report | 11/30/10    1

President's Letter

Dear Shareowner,

Through the first eleven months of 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remains a problem. Wary investors, concerned about risk, gravitated towards cash and bonds. We remain generally optimistic about the prospects for economic recovery, although it may occur more slowly than many would like.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. This strategy has generally performed well for many investors. Bond markets certainly rewarded investors in the first eleven months of 2010. While the equity markets barely budged, equities at the end of November 2010 were inexpensive relative to bonds, compared with historic levels, and represented potentially good value for long-term investors.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.


Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Emerging Markets Fund | Annual Report | 11/30/10    3

Portfolio Management Discussion | 11/30/10

In the following interview, John Pollen, head of emerging markets equity at Pioneer and portfolio manager of Pioneer Emerging Markets Fund, discusses the investment environment and the Fund's performance during the 12 months ended November 30, 2010.

Q Please review the investment environment for emerging market equities during the past year ended November 30, 2010.

A Emerging market equities delivered a strong return during the 12 months ended November 30, 2010, outperforming (by a wide margin) the developed markets -- as measured by the Morgan Stanley Capital International (MSCI) World Index(1) -- which returned just 6.52% over the 12-month period, compared with a 15.65% return for the MSCI Emerging Markets Index.

   Three important factors combined to underpin the strong performance of emerging market equities. First, ultra-low interest rates in the world's largest economies created an abundance of liquidity and fueled investors' risk appetites, thus energizing demand for emerging market stocks. Second, economic growth in the emerging markets remained very strong, supported by healthy government finances, sound fiscal policies, and robust export volumes. At the same time, the developed markets were pressured by concerns about slow growth and soaring levels of government debt -- providing a clear contrast for global investors. Third, the surging price of grains, metals, and various industrial commodities boosted revenues for both governments and corporations in the emerging markets.

Q How did the Fund perform in that environment over the 12 months ended November 30, 2010?

A Over the 12 months ended November 30, 2010, Pioneer Emerging Markets Fund Class A shares returned 12.85% at net asset value, while the Fund's benchmark, the MSCI Emerging Markets Index (the MSCI Index), returned 15.65%. Over the same 12-month period, the average return of the 392 mutual funds in Lipper's Emerging Markets Funds Category was 16.26%.

Q What were the key factors that helped the Fund's performance over the 12 months ended November 30, 2010?

A The Fund generated its best performance in the consumer discretionary sector over the 12-month period, where value was added through both an overweight allocation and strong stock selection. The Fund held an average


4    Pioneer Emerging Markets Fund | Annual Report | 11/30/10
   weighting of nearly 12% in the sector over the 12 months, a little less than double the benchmark's weighting. In our view, many consumer discretionary stocks offer the best way to capitalize on the rapid growth of the middle class in the emerging markets. The auto sector, in particular, was an area of strength for the Fund. Auto sales in the emerging markets were very strong over the past year ended November 30, 2010, and we expect that autos will continue to represent an area of substantial long-term opportunity due to the rising wealth of consumers in many emerging markets. In India, for example, growing demand for autos prompted Volkswagen and Hyundai to introduce waiting lists for their cars. Those favorable trends form the basis for the Fund's positions in stocks such as Astra International (Indonesia), Bajaj Auto (India), and Kia Motors (Korea), all of which outperformed over the period and added to the Fund's 12-month performance results. Outside of the auto sector, one of the Fund's top performers was the Brazilian retailer Lojas Renner.

   Energy was another area of notable strength for the Fund over the 12 months ended November 30, 2010, thanks to both an underweight allocation and the outperformance of some individual stock picks. The largest contribution to the Fund's performance came from an underweight in the Brazilian energy giant Petrobras, which sharply lagged the performance of the broader energy sector. The stock was hurt by rising costs and the company's issuance of new shares to help fund the development of its offshore properties. Also contributing to the Fund's performance in energy was an out-of-benchmark position in Pacific Rubiales Energy and an underweight position in the Russian natural gas producer Gazprom.

Q What were the leading causes of the Fund's underperformance of its benchmark and Lipper peers during the 12 months ended November 30, 2010?

A Unfortunately, the impact of the Fund's outperformance in the consumer discretionary and energy sectors was more than offset by a shortfall in other areas.

   In terms of stock selection, the Fund's worst area of performance was in the consumer staples sector. Lack of Fund positions in a number of the sector's key winners, together with holdings in a handful of underperforming stocks, caused the Fund to generate a return that was only about half of the gain for the consumer staples stocks in the MSCI Index benchmark. The Fund's most notable laggard was Chaoda Modern Agriculture, which fell heavily after announcing a convertible bond offering to raise capital.


                   Pioneer Emerging Markets Fund | Annual Report | 11/30/10    5

   The industrials sector proved to be an additional area of weakness for the Fund over the 12 months ended November 30, 2010, due largely to positions in three stocks that produced negative returns despite the rising market:
   China Railway Construction; Hyundai Engineering & Construction; and China Communications Construction.

   Outside of those two sectors (consumer staples and industrials), the most significant underperformer in the Fund's portfolio was Iamgold, a miner of gold and other metals with operations in Africa, Canada, and South America.

Q How was the Fund positioned in terms of countries and sectors as of November 30, 2010?

A From a country perspective, the Fund's main overweights were in Brazil, Turkey, India, and Indonesia, while its key underweights were in China, Taiwan, Korea, and South Africa.

   China remains the Fund's largest underweight, but we began to increase portfolio exposure to China late in the 12-month period. The situation in China is crucial for investor sentiment, as the Chinese government's monetary tightening measures spooked investors earlier in 2010, although there have been good signs lately that the authorities' actions have cooled property speculation without taking a meaningful bite out of growth. Chinese economic growth has remained more resilient than expected, and market performance improved late in the 12-month period despite ongoing concerns about inflation.

   On a sector basis, the Fund's main overweight positions were in consumer discretionary, materials, and health care. The Fund's largest underweights were in energy, information technology, and telecommunications services.

Q  What is your broader view on the emerging markets?

A We believe there are still many powerful reasons why emerging equity markets can move higher, such as stronger liquidity, robust economic growth, healthy government finances, strong foreign currency reserves and continued upgrades to earnings estimates. In particular, emerging markets have much lower debt levels than governments in the developed world, an issue that is currently in the spotlight and is likely to remain so for several years. We believe their healthier fiscal position and much stronger domestic demand should drive superior growth in the emerging markets for a multi-year period.

   The valuation picture also appears positive, as valuations have been falling for the past year and are by no means expensive on either a relative or


6    Pioneer Emerging Markets Fund | Annual Report | 11/30/10
   historical basis. Indeed, many analysts have been upgrading earnings expectations on the strength of better-than-expected earnings and higher commodity prices -- an important factor for valuations since positive earnings surprises can move markets higher without expanding earnings multiples. There is a very good case, we think, for arguing that emerging markets deserve to trade at a premium to developed markets, based on significantly stronger economic growth and generally sound corporate fundamentals. Additionally, many investors are underexposed to the asset class and will need to continue rebalancing portfolios as emerging markets gain a higher share of global stock market capitalization. Recent flows, especially into exchange-traded funds, have been strong, and we expect that the trend will continue, giving further momentum to emerging equity markets.

   Despite the many positives, we are closely monitoring potential pitfalls, such as volatility in the U.S. dollar, inflation, protectionist policies/capital controls, and the pace of monetary tightening, which could be a negative if rates are raised too early or by too much. There are also exogenous risks, mainly in developed countries, such as the debt problems in Ireland, Greece and other European nations, along with weak employment in the United States.

   Although investors' risk aversion increased during the final weeks of the annual reporting period ended November 30, 2010, we remain bullish on the outlook for the emerging markets. The prevalence of downside risks, however, means that there are likely to be periods of risk aversion and market weakness. We are therefore seeking to maintain a balance in the Fund's portfolio between quality names exposed to growth -- especially in domestic consumption -- and those companies that appear to be more stable and offer downside protection.

   (1) The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.


Please refer to the Schedule of Investments on pages 18-25 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that


                   Pioneer Emerging Markets Fund | Annual Report | 11/30/10    7
are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


8    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Portfolio Summary | 11/30/10

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

Financials                                               23.2%
Materials                                                20.1%
Consumer Discretionary                                   14.8%
Energy                                                   10.0%
Information Technology                                    9.6%
Consumer Staples                                          7.0%
Telecommunication Services                                5.0%
Industrials                                               4.9%
Health Care                                               3.1%
Utilities                                                 2.3%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a bar chart in the printed material]

Brazil                                                   21.2%
India                                                    11.1%
South Korea                                              10.6%
People's Republic of China                                8.7%
Taiwan                                                    7.0%
Indonesia                                                 5.4%
Turkey                                                    5.1%
South Africa                                              4.8%
Mexico                                                    4.2%
Canada                                                    3.5%
Russia                                                    3.3%
Malaysia                                                  3.0%
Hong Kong                                                 2.8%
Thailand                                                  2.3%
United States                                             2.3%
Poland                                                    2.1%
United Kingdom                                            1.4%
Peru                                                      1.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


 1.    Vale SA (A.D.R.)                                        2.82%
 2.    Pacific Rubiales Energy Corp.                           2.32
 3.    Nuevo Grupo Mexico SA                                   2.15
 4.    America Movil SA de CV, Series L (A.D.R.)               2.03
 5.    Taiwan Semiconductor Manufacturing Co. (A.D.R.)         1.85
 6.    Lojas Renner SA                                         1.83
 7.    Cia Paranaense de Energia SA de CV                      1.81
 8.    Dongfeng Motor Group Co., Ltd. *                        1.78
 9.    Celltrion, Inc.                                         1.74
10.    CIMB Group Holdings Bhd                                 1.70

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                   Pioneer Emerging Markets Fund | Annual Report | 11/30/10    9

Prices and Distributions | 11/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

-----------------------------------------------------------
     Class         11/30/10           11/30/09
-----------------------------------------------------------
       A           $ 29.42            $ 26.11
-----------------------------------------------------------
       B           $ 25.57            $ 22.86
-----------------------------------------------------------
       C           $ 25.56            $ 22.84
-----------------------------------------------------------
       R           $ 28.43            $ 25.26
-----------------------------------------------------------
       Y           $ 31.73            $ 28.12
-----------------------------------------------------------


Distributions per Share: 12/1/09-11/30/10
--------------------------------------------------------------------------------

------------------------------------------------------------------
                   Net
                Investment     Short-Term        Long-Term
    Class        Income       Capital Gains     Capital Gains
------------------------------------------------------------------
      A          $ 0.0397     $ --               $ --
------------------------------------------------------------------
      B          $     --     $ --               $ --
------------------------------------------------------------------
      C          $     --     $ --               $ --
------------------------------------------------------------------
      R          $ 0.0302     $ --               $ --
------------------------------------------------------------------
      Y          $ 0.1391     $ --               $ --
------------------------------------------------------------------


The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 11-15.


10    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Performance Update | 11/30/10                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of November 30, 2010)
----------------------------------------------------------
                             Net Asset     Public Offering
Period                       Value (NAV)   Price (POP)
----------------------------------------------------------
10 Years                     13.73%        13.06%
5 Years                       9.99          8.70
1 Year                       12.85          6.37
----------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2010)
----------------------------------------------------------
                             Gross         Net
----------------------------------------------------------
                              1.99%         1.95%
----------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                       Pioneer Emerging       MSCI Emerging
                         Markets Fund         Markets Index
11/30/2000                $ 9,425                $10,000
11/30/2001                $ 8,632                $ 9,263
11/30/2002                $ 8,807                $ 9,722
11/30/2003                $12,605                $13,695
11/30/2004                $15,611                $17,650
11/30/2005                $21,204                $23,498
11/30/2006                $29,016                $31,576
11/30/2007                $42,664                $45,964
11/30/2008                $16,252                $20,029
11/30/2009                $30,251                $37,189
11/30/2010                $34,137                $43,010


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    11

Performance Update | 11/30/10                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of November 30, 2010)
----------------------------------------------------------
                             If            If
Period                       Held          Redeemed
----------------------------------------------------------
10 Years                     12.81%        12.81%
5 Years                       9.04          9.04
1 Year                       11.86          7.86
----------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2010)
----------------------------------------------------------
                             Gross         Net
----------------------------------------------------------
                              3.13%         2.85%
----------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                       Pioneer Emerging       MSCI Emerging
                         Markets Fund         Markets Index
11/30/2000                $10,000                $10,000
11/30/2001                $ 9,086                $ 9,263
11/30/2002                $ 9,212                $ 9,722
11/30/2003                $13,093                $13,695
11/30/2004                $16,070                $17,650
11/30/2005                $21,659                $23,498
11/30/2006                $29,395                $31,576
11/30/2007                $42,852                $45,964
11/30/2008                $16,179                $20,029
11/30/2009                $29,850                $37,189
11/30/2010                $33,389                $43,010


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Performance Update | 11/30/10                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of November 30, 2010)
----------------------------------------------------------
                             If            If
Period                       Held          Redeemed
----------------------------------------------------------
10 Years                     12.88%        12.88%
5 Years                       9.10          9.10
1 Year                       11.91         11.91
----------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2010)
----------------------------------------------------------
                             Gross         Net
----------------------------------------------------------
                              2.89%         2.85%
----------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                       Pioneer Emerging       MSCI Emerging
                         Markets Fund         Markets Index
11/30/2000                $10,000                $10,000
11/30/2001                $ 9,081                $ 9,263
11/30/2002                $ 9,208                $ 9,722
11/30/2003                $13,089                $13,695
11/30/2004                $16,100                $17,650
11/30/2005                $21,726                $23,498
11/30/2006                $29,493                $31,576
11/30/2007                $43,041                $45,964
11/30/2008                $16,266                $20,029
11/30/2009                $30,010                $37,189
11/30/2010                $33,584                $43,010


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    13

Performance Update | 11/30/10                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of November 30, 2010)
----------------------------------------------------------
                             If            If
Period                       Held          Redeemed
----------------------------------------------------------
10 Years                     13.44%        13.44%
5 Years                       9.73          9.73
1 Year                       12.68         12.68
----------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2010)
----------------------------------------------------------
                             Gross         Net
----------------------------------------------------------
                              2.17%         2.17%
----------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                       Pioneer Emerging       MSCI Emerging
                         Markets Fund         Markets Index
11/30/2000                $10,000                $10,000
11/30/2001                $ 9,113                $ 9,263
11/30/2002                $ 9,250                $ 9,722
11/30/2003                $13,264                $13,695
11/30/2004                $16,362                $17,650
11/30/2005                $22,174                $23,498
11/30/2006                $30,224                $31,576
11/30/2007                $44,352                $45,964
11/30/2008                $16,859                $20,029
11/30/2009                $31,308                $37,189
11/30/2010                $35,279                $43,010


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012 for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Performance Update | 11/30/10                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of November 30, 2010)
----------------------------------------------------------
                             If            If
Period                       Held          Redeemed
----------------------------------------------------------
 10 Years                    14.54%        14.54%
 5 Years                     10.56         10.56
 1 Year                      13.39         13.39
----------------------------------------------------------


Expense Ratio
(Per prospectus dated April 1, 2010)
----------------------------------------------------------
                             Gross         Net
----------------------------------------------------------
                              1.42%         1.42%
----------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $5,000,000 Investment

                       Pioneer Emerging       MSCI Emerging
                         Markets Fund         Markets Index
11/30/2000                $ 5,000,000            $ 5,000,000
11/30/2001                $ 4,623,753            $ 4,631,657
11/30/2002                $ 4,764,279            $ 4,860,834
11/30/2003                $ 6,890,668            $ 6,847,581
11/30/2004                $ 8,603,272            $ 8,825,065
11/30/2005                $11,766,738            $11,749,056
11/30/2006                $16,191,238            $15,788,075
11/30/2007                $23,922,629            $22,981,882
11/30/2008                $ 9,159,455            $10,014,512
11/30/2009                $17,144,192            $18,594,732
11/30/2010                $19,439,886            $21,505,022


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from June 1, 2010, through November 30, 2010.


----------------------------------------------------------------------------------------------------------------
Share Class                            A                B                C                R                Y
----------------------------------------------------------------------------------------------------------------
Beginning Account Value           $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
on 6/1/10
----------------------------------------------------------------------------------------------------------------
Ending Account Value              $ 1,215.27       $ 1,209.56       $ 1,209.71       $ 1,214.09       $ 1,218.99
(after expenses) on 11/30/10
----------------------------------------------------------------------------------------------------------------
Expenses Paid                     $    10.77       $    15.79       $    15.29       $    11.66       $     8.01
During Period*
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, 2.85%, 2.76%, 2.10% and 1.44% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


16    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2010, through November 30, 2010.


----------------------------------------------------------------------------------------------------------------
Share Class                            A                B                C                R                Y
----------------------------------------------------------------------------------------------------------------
Beginning Account Value           $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
on 6/1/10
----------------------------------------------------------------------------------------------------------------
Ending Account Value              $ 1,015.34       $ 1,010.78       $ 1,011.23       $ 1,014.54       $ 1,017.85
(after expenses) on 11/30/10
----------------------------------------------------------------------------------------------------------------
Expenses Paid                     $     9.80       $    14.37       $    13.92       $    10.61       $     7.28
During Period*
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, 2.85%, 2.76%, 2.10% and 1.44% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    17

Schedule of Investments | 11/30/10


-------------------------------------------------------------------------------
Shares                                                             Value
-------------------------------------------------------------------------------
                PREFERRED STOCKS -- 3.8%
                TRANSPORTATION -- 0.7%
                Airlines -- 0.7%
   170,278      Tam SA                                             $  4,017,818
                                                                   ------------
                Total Transportation                               $  4,017,818
-------------------------------------------------------------------------------
                SEMICONDUCTORS -- 1.3%
                Semiconductors -- 1.3%
    17,218      Samsung Electronics Co., Ltd.*                     $  8,594,458
                                                                   ------------
                Total Semiconductors                               $  8,594,458
-------------------------------------------------------------------------------
                UTILITIES -- 1.8%
                Electric Utilities -- 1.8%
   469,939      Cia Paranaense de Energia SA de CV                 $ 11,650,474
                                                                   ------------
                Total Utilities                                    $ 11,650,474
-------------------------------------------------------------------------------
                TOTAL PREFERRED STOCKS
                (Cost $20,537,887)                                 $ 24,262,750
-------------------------------------------------------------------------------
                COMMON STOCKS -- 96.5%
                ENERGY -- 10.0%
                Coal & Consumable Fuels -- 1.2%
30,588,500      Adaro Energy PT                                    $  7,858,521
-------------------------------------------------------------------------------
                Integrated Oil & Gas -- 1.6%
   114,487      Lukoil Holding OAO (A.D.R.)*                       $  6,275,030
   130,445      Petrobras Brasileiro SA (A.D.R.)*(b)                  3,819,430
                                                                   ------------
                                                                   $ 10,094,460
-------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 5.9%
 4,217,700      CNOOC, Ltd.                                        $  9,111,834
    70,728      Novatek OAO (G.D.R.)*                                 6,655,731
   640,769      OGX Petroleo e Gas Participacoes SA*                  7,438,198
   476,809      Pacific Rubiales Energy Corp.*                       14,902,024
                                                                   ------------
                                                                   $ 38,107,787
-------------------------------------------------------------------------------
                Oil & Gas Refining & Marketing -- 1.3%
   336,803      Tupras-Turkiye Petrol Rafinerileri A.S.*           $  8,179,571
                                                                   ------------
                Total Energy                                       $ 64,240,339
-------------------------------------------------------------------------------
                MATERIALS -- 20.2%
                Commodity Chemicals -- 1.1%
 4,165,400      Petronas Chemicals Group Bhd*                      $  7,035,482
-------------------------------------------------------------------------------
                Construction Materials -- 1.4%
 4,807,700      PT Indocement Tunggal Prakarsa Tbk                 $  8,840,929
-------------------------------------------------------------------------------
                Diversified Metals & Mining -- 6.2%
   364,792      Eurasian Natural Resources Corp.                   $  4,983,552
    75,980      Freeport-McMoRan Copper & Gold, Inc. (Class B)        7,698,294
   141,269      KGHM Polska Mie SA*                                   6,125,687
   353,819      Norilsk Nickel OAO (A.D.R.)*                          6,995,002

The accompanying notes are an integral part of these financial statements.

18    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

------------------------------------------------------------------------
Shares                                                      Value
------------------------------------------------------------------------
                Diversified Metals & Mining -- (continued)
  4,059,035     Nuevo Grupo Mexico SA                       $ 13,820,640
                                                            ------------
                                                            $ 39,623,175
------------------------------------------------------------------------
                Forest Products -- 1.4%
    772,697     Duratex SA*                                 $  8,834,429
------------------------------------------------------------------------
                Gold -- 2.3%
    472,274     Gold Fields, Ltd.                           $  7,798,650
    441,714     IAMGOLD Corp.                                  7,235,275
                                                            ------------
                                                            $ 15,033,925
------------------------------------------------------------------------
                Precious Metals & Minerals -- 1.8%
    152,320     Compania de Minas Buenaventura SAA*         $  7,713,485
    210,436     Polymetal Corp.*                               3,786,143
                                                            ------------
                                                            $ 11,499,628
------------------------------------------------------------------------
                Steel -- 6.0%
    205,515     Companhia Vale do Rio Doce SA de CV (b)     $  6,510,715
    112,195     Kumba Iron Ore, Ltd.                           6,280,583
  1,028,073     MMX Mineracao e Metals SA*                     7,316,392
    638,195     Vale SA (A.D.R.) (b)                          18,118,356
                                                            ------------
                                                            $ 38,226,046
                                                            ------------
                Total Materials                             $129,093,614
------------------------------------------------------------------------
                CAPITAL GOODS -- 4.3%
                Construction & Engineering -- 1.2%
  6,611,300     China Railways Construction Corp.*          $  7,832,966
------------------------------------------------------------------------
                Construction & Farm Machinery & Heavy Trucks -- 3.1%
     33,122     Hyundai Heavy Industries Co., Ltd.*         $ 10,602,550
    342,818     Tata Motors, Ltd.*                             9,245,318
                                                            ------------
                                                            $ 19,847,868
                                                            ------------
                Total Capital Goods                         $ 27,680,834
------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 8.0%
                Auto Parts & Equipment -- 1.7%
     44,906     Hyundai Mobis Co., Ltd.*                    $ 10,649,894
------------------------------------------------------------------------
                Automobile Manufacturers -- 4.9%
  6,014,000     Dongfeng Motor Group Co., Ltd.*             $ 11,400,671
    243,150     Kia Motors Co., Ltd.*                         10,261,293
  1,712,400     PT Astra International Tbk                     9,846,884
                                                            ------------
                                                            $ 31,508,848
------------------------------------------------------------------------
                Motorcycle Manufacturers -- 1.4%
    255,490     Bajaj Auto, Ltd.                            $  8,749,165
                                                            ------------
                Total Automobiles & Components              $ 50,907,907
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    19

----------------------------------------------------------------------
Shares                                                    Value
----------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 2.6%
               Homebuilding -- 1.3%
  835,820      MRV Engenharia SA                          $  8,264,101
----------------------------------------------------------------------
               Household Appliances -- 0.9%
  154,760      Woongjin Coway Co., Ltd.*                  $  5,606,515
----------------------------------------------------------------------
               Textiles -- 0.4%
  968,000      Ruentex Industries, Ltd.                   $  3,043,639
                                                          ------------
               Total Consumer Durables & Apparel          $ 16,914,255
----------------------------------------------------------------------
               RETAILING -- 4.3%
               Apparel Retail -- 1.3%
  774,560      Truworths International, Ltd.*             $  8,050,908
----------------------------------------------------------------------
               Department Stores -- 3.0%
  336,172      Alojas Renner SA*                          $ 11,771,805
   15,303      Lotte Shopping Co., Ltd.*                     6,254,261
1,527,300      New World Department Store China, Ltd.        1,412,842
                                                          ------------
                                                          $ 19,438,908
                                                          ------------
               Total Retailing                            $ 27,489,816
----------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 1.3%
               Food Retail -- 1.3%
  221,769      X-5 Retail Group NV (G.D.R.)*              $  8,415,460
                                                          ------------
               Total Food & Drug Retailing                $  8,415,460
----------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 2.2%
               Packaged Foods & Meats -- 1.2%
9,339,700      Charoen Pokphand Foods PCL*                $  7,735,382
----------------------------------------------------------------------
               Tobacco -- 1.0%
1,736,720      ITC, Ltd.*                                 $  6,486,407
                                                          ------------
               Total Food, Beverage & Tobacco             $ 14,221,789
----------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.5%
               Household Products -- 0.8%
   15,079      LG Household & Health Care, Ltd.*          $  4,984,065
----------------------------------------------------------------------
               Personal Products -- 2.7%
      562      Hypermarcas SA*                            $    664,421
  561,391      Hypermarcas SA*                               8,884,406
  298,815      Natura Cosmeticos SA                          8,032,080
                                                          ------------
                                                          $ 17,580,907
                                                          ------------
               Total Household & Personal Products        $ 22,564,972
----------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 3.1%
               Pharmaceuticals -- 3.1%
  664,635      Aspen Pharmacare Holdings, Ltd.            $  8,710,606
  401,445      Celltrion, Inc.*                             11,201,674
                                                          ------------
                                                          $ 19,912,280
                                                          ------------
               Total Pharmaceuticals & Biotechnology      $ 19,912,280
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

---------------------------------------------------------------------------------
Shares                                                               Value
---------------------------------------------------------------------------------
                BANKS -- 18.6%
                Diversified Banks -- 17.0%
 2,812,135      Asya Katilim Bankasi AS                              $  5,856,918
   461,117      Banco Bradesco SA (A.D.R.)*(b)                          9,250,007
   448,532      Banco do Brasil SA                                      8,608,005
   430,951      Banco Itau SA (A.D.R.)                                 10,054,087
11,336,000      Bank Mandiri Tbk                                        8,029,187
10,155,700      China Construction Bank, Ltd.                           9,132,345
 8,777,000      China Minsheng Banking Corp., Ltd.*                     7,790,565
 4,094,100      CIMB Group Holdings Bhd                                10,899,121
   151,132      ICICI Bank, Ltd.                                        3,764,426
 8,717,900      Industrial and Commercial Bank of China, Ltd.*          6,764,692
 1,778,700      Kasikornbank PCL*                                       7,096,809
    68,042      State Bank of India, Ltd.*                              4,435,088
 1,551,937      Turkiye Garanti Bankasi AS                              8,615,855
   907,350      Turkiye Halk Bankasi AS                                 8,544,108
                                                                     ------------
                                                                     $108,841,213
---------------------------------------------------------------------------------
                Thrifts & Mortgage Finance -- 1.6%
   666,200      Housing Development Finance Corp.                    $ 10,012,612
                                                                     ------------
                Total Banks                                          $118,853,825
---------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 1.8%
                Diversified Financial Services -- 0.2%
   837,400      AMMB Holdings Bhd                                    $  1,598,064
---------------------------------------------------------------------------------
                Specialized Finance -- 1.6%
 1,314,126      Rural Electrification Corp., Ltd.                    $ 10,026,866
                                                                     ------------
                Total Diversified Financials                         $ 11,624,930
---------------------------------------------------------------------------------
                INSURANCE -- 2.6%
                Life & Health Insurance -- 1.4%
   761,500      Ping An Insurance (Group) Co. of China, Ltd.*        $  8,752,189
---------------------------------------------------------------------------------
                Multi-Line Insurance -- 1.2%
    66,356      Powszechny Zaklad Ubezpieczen SA                     $  7,605,102
                                                                     ------------
                Total Insurance                                      $ 16,357,291
---------------------------------------------------------------------------------
                REAL ESTATE -- 0.2%
                Diversified Real Estate Activities -- 0.2%
 1,371,669      Emlak Konut Gayrimenkul Yatirim Ortakligi, Ltd.*     $  1,550,424
                                                                     ------------
                Total Real Estate                                    $  1,550,424
---------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 2.9%
                It Consulting & Other Services -- 2.9%
   140,600      Infosys Technologies, Ltd. (A.D.R.)*(b)              $  9,300,690
   402,157      Tata Consultancy Services, Ltd.                         9,376,167
                                                                     ------------
                                                                     $ 18,676,857
                                                                     ------------
                Total Software & Services                            $ 18,676,857
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    21

-------------------------------------------------------------------------------------
Shares                                                                   Value
-------------------------------------------------------------------------------------
                    TECHNOLOGY HARDWARE & EQUIPMENT -- 3.5%
                    Communications Equipment -- 2.5%
9,092,000           China Wireless Technologies, Ltd.                    $  5,791,836
  358,000           HTC Corp.*                                              9,899,818
                                                                         ------------
                                                                         $ 15,691,654
-------------------------------------------------------------------------------------
                    Computer Hardware -- 1.0%
3,221,411           Wistron Corp.                                        $  6,489,916
                                                                         ------------
                    Total Technology Hardware & Equipment                $ 22,181,570
-------------------------------------------------------------------------------------
                    SEMICONDUCTORS -- 1.9%
1,105,476           Taiwan Semiconductor Manufacturing Co. (A.D.R.)      $ 11,883,867
                                                                         ------------
                    Total Semiconductors                                 $ 11,883,867
-------------------------------------------------------------------------------------
                    TELECOMMUNICATION SERVICES -- 5.0%
                    Integrated Telecommunication Services -- 1.0%
2,736,000           Chunghwa Telecom Co., Ltd.                           $  6,641,656
-------------------------------------------------------------------------------------
                    Wireless Telecommunication Services -- 4.0%
  230,496           America Movil SA de CV, Series L (A.D.R.)*(b)        $ 13,013,804
  549,500           China Mobile, Ltd.                                      5,478,877
3,002,000           Taiwan Mobile Co. Ltd.*                                 6,724,017
                                                                         ------------
                                                                         $ 25,216,698
                                                                         ------------
                    Total Telecommunication Services                     $ 31,858,354
-------------------------------------------------------------------------------------
                    UTILITIES -- 0.5%
                    Electric Utilities -- 0.5%
  137,123           CPFL Energia SA*                                     $  3,175,514
                                                                         ------------
                    Total Utilities                                      $  3,175,514
-------------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Cost $448,126,109)                                  $617,603,898
-------------------------------------------------------------------------------------
                    RIGHTS -- 0.1%
                    BANKS -- 0.1%
                    Diversified Banks -- 0.1%
  710,899           China Construction Bank, Ltd. EXP 12/8/10*           $    240,765
  392,305           Industrial & Commercial Bank, Ltd. EXP 12/16/10*          122,761
                                                                         ------------
                                                                         $    363,526
-------------------------------------------------------------------------------------
                    TOTAL RIGHTS
                    (Cost $268,651)                                      $    363,526
-------------------------------------------------------------------------------------
Principal
Amount ($)
-------------------------------------------------------------------------------------
                    TEMPORARY CASH INVESTMENTS -- 5.6%
                    SECURITIES LENDING COLLATERAL -- 5.6% (c)
                    Certificates of Deposit:
1,016,444           Bank of Nova Scotia, 0.37%, 9/29/11                  $  1,016,444
  711,510           BBVA Group NY, 0.61%, 7/26/11                             711,510
  508,222           BNP Paribas Bank NY, 0.29%, 2/8/11                        508,222
  508,222           BNP Paribas Bank NY, 0.3%, 1/20/11                        508,222

The accompanying notes are an integral part of these financial statements.

22    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

--------------------------------------------------------------------------------------
Principal
Amount ($)                                                                Value
--------------------------------------------------------------------------------------
                Certificates of Deposit -- (continued):
  1,016,444     Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11     $  1,016,444
  1,016,444     Nordea New York, 0.5%, 12/10/10                              1,016,444
  1,016,444     RaboBank Netherland NV NY, 0.31%, 8/8/11                     1,016,444
  1,016,444     Royal Bank of Canada NY, 0.25%, 1/21/11                      1,016,444
    508,222     SocGen NY, 0.26%, 12/10/10                                     508,222
    508,222     SocGen NY, 0.30%, 2/10/11                                      508,222
                                                                          ------------
                                                                          $  7,826,618
--------------------------------------------------------------------------------------
                Commercial Paper:
    609,866     American Honda Finance, 0.28%, 5/4/11                     $    609,866
    408,338     American Honda Finance, 1.04%, 6/20/11                         408,338
    373,578     Australia & New Zealand Banking Group, 0.89%, 8/4/11           373,578
  1,036,151     Caterpillar Financial Services Corp., 1.04%, 6/24/11         1,036,151
  1,118,088     CBA, 0.31%, 1/3/11                                           1,118,088
    711,431     CHARFD, 0.31%, 12/14/10                                        711,431
    304,781     CHARFD, 0.26%, 2/28/11                                         304,781
    609,866     CLIPPR, 0.28%, 12/1/10                                         609,866
    507,982     FAIRPP, 0.27%, 2/2/11                                          507,982
    406,577     FASCO, 0.27%, 12/1/10                                          406,577
  1,016,546     Federal Home Loan Bank, 0.38%, 6/1/11                        1,016,546
    508,208     GE Corp., 0.34%, 1/26/11                                       508,208
    101,596     General Electric Capital Corp., 0.33%, 6/6/11                  101,596
    406,577     OLDLLC, 0.27%, 12/1/10                                         406,577
    557,068     OLDLLC, 0.27%, 12/2/10                                         557,068
  1,015,695     SEB, 0.39%, 2/7/11                                           1,015,695
    508,042     SOCNAM, 0.29%, 1/14/11                                         508,042
    508,203     SRP, 0.27%, 12/6/10                                            508,203
    762,722     STRAIT, 0.25%, 12/8/10                                         762,722
  1,015,999     STRAIT, 0.25%, 2/2/11                                        1,015,999
    508,069     Toll Brothers LLC, 0.27%, 1/10/11                              508,069
    508,218     Toll Brothers LLC, 0.27%, 12/2/10                              508,218
    507,982     Toll Brothers LLC, 0.27%, 2/2/11                               507,982
  1,016,444     Toyota Motor Credit Corp., 0.45%, 9/8/11                     1,016,444
    619,371     VARFUN, 0.27%, 1/20/11                                         619,371
    406,357     VARFUN, 0.26%, 2/14/11                                         406,357
    609,881     Wachovia, 0.38%, 3/22/11                                       609,881
    406,870     Wachovia, 0.34%, 10/15/11                                      406,870
  1,016,444     Westpac, 0.31%, 7/29/11                                      1,016,444
                                                                          ------------
                                                                          $ 18,086,950
--------------------------------------------------------------------------------------
                Tri-party Repurchase Agreements:
  1,912,987     Barclays Capital Markets, 0.23%, 12/1/10                  $  1,912,987
  2,032,887     Deutsche Bank Securities, Inc., 0.24%, 12/1/10               2,032,887
  2,032,887     HSBC Bank USA NA, 0.23% 12/1/10                              2,032,887

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    23

-------------------------------------------------------------------------------
Principal
Amount ($)                                                           Value
-------------------------------------------------------------------------------
                Tri-party Repurchase Agreements -- (continued):
  2,032,887     RBS Securities, Inc., 0.25%, 12/1/10               $  2,032,887
                                                                   ------------
                                                                   $  8,011,648
-------------------------------------------------------------------------------
 Shares
-------------------------------------------------------------------------------
                Money Market Mutual Funds:
  1,016,440     Dreyfus Preferred Money Market Fund                $  1,016,440
  1,016,444     Fidelity Prime Money Market Fund                      1,016,444
                                                                   ------------
                                                                   $  2,032,884
                                                                   ------------
                Total Securities Lending Collateral                $ 35,958,100
-------------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $35,958,100)                                 $ 35,958,100
-------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 106.0%
                (Cost $504,890,747) (a) (d)                        $678,188,274
-------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (6.0)%             $(38,306,381)
-------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                         $639,881,893
===============================================================================

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

*        Non-income producing security.

(a) At November 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $515,121,214 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                              $168,093,915
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                (5,026,855)
                                                                                    ------------
       Net unrealized gain                                                          $163,067,060
                                                                                    ============

(b)      At November 30, 2010, the following securities were out on loan:


---------------------------------------------------------------------------
    Shares         Security                                       Value
---------------------------------------------------------------------------
      23,900     America Movil SA de CV, Series L (A.D.R.)*     $ 1,349,394
     443,500     Banco Bradesco SA (A.D.R.)*                      8,896,610
      40,000     Infosys Technologies, Ltd. (A.D.R.)*             2,646,000
      59,000     Petrobras Brasileiro SA (A.D.R.)*                1,727,520
     620,000     Vale SA (A.D.R.)                                17,601,800
      78,500     Companhia Vale do Rio Dolce SA & CV              2,486,880
---------------------------------------------------------------------------
                 Total                                          $34,708,204
===========================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

The accompanying notes are an integral part of these financial statements.


24    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

(d) Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

       Brazil                             21.2%
       India                              11.1%
       South Korea                        10.6%
       People's Republic of China          8.7%
       Taiwan                              7.0%
       Indonesia                           5.4%
       Turkey                              5.1%
       South Africa                        4.8%
       Mexico                              4.2%
       Canada                              3.5%
       Russia                              3.3%
       Malaysia                            3.0%
       Hong Kong                           2.8%
       Thailand                            2.3%
       United States                       2.3%
       Poland                              2.1%
       United Kingdom                      1.4%
       Peru                                1.2%
                                         -----
                                         100.0%
                                         =====

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2010 aggregated $547,630,024 and $612,153,715, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund's assets:


-----------------------------------------------------------------------------------------------
                                 Level 1           Level 2            Level 3      Total
-----------------------------------------------------------------------------------------------
 Preferred Stocks               $  15,668,292     $   8,594,458          $--      $  24,262,750
 Common Stocks                    121,654,187        15,071,191           --        136,725,378
 Common Stocks (foreign) *         87,891,376       392,987,144           --        480,878,520
 Rights/Warrants                           --           363,526           --            363,526
 Temporary Cash Investments                --        33,925,216           --         33,925,216
 Money Market Mutual Funds          2,032,884                --           --          2,032,884
-----------------------------------------------------------------------------------------------
 Total                          $ 227,246,739     $ 450,941,535          $--      $ 678,188,274
===============================================================================================

* Securities are valued by independent pricing services using fair value factors.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    25

Statement of Assets and Liabilities | 11/30/10


ASSETS:
  Investment in securities (including securities loaned of
   $34,708,204) (cost $504,890,747)                                             $678,188,274
  Cash                                                                             2,605,920
  Foreign currencies, at value (cost $1,231,736)                                   1,246,072
  Receivables --
   Investment securities sold                                                        292,319
   Fund shares sold                                                                1,601,234
   Dividends                                                                         199,468
  Other                                                                              137,923
--------------------------------------------------------------------------------------------
     Total assets                                                               $684,271,210
--------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                              $  6,107,841
   Fund shares repurchased                                                           918,765
   Upon return of securities loaned                                               35,958,100
  Due to affiliates                                                                  165,934
  Reserve for repatriation taxes                                                   1,061,815
  Accrued expenses                                                                   176,862
--------------------------------------------------------------------------------------------
     Total liabilities                                                          $ 44,389,317
--------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                               $528,985,674
  Distributions in excess of net investment income                                   (61,166)
  Accumulated net realized loss on investments and foreign currency
   transactions                                                                  (61,321,438)
  Net unrealized gain on investments (Net of foreign capital gains tax of
   $1,061,815)                                                                   172,235,712
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                           43,111
--------------------------------------------------------------------------------------------
     Total net assets                                                           $639,881,893
--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $339,833,831/11,551,834 shares)                             $      29.42
  Class B (based on $20,253,830/792,158 shares)                                 $      25.57
  Class C (based on $60,809,245/2,379,384 shares)                               $      25.56
  Class R (based on $119,358,124/4,198,376 shares)                              $      28.43
  Class Y (based on $99,626,863/3,139,954 shares)                               $      31.73
MAXIMUM OFFERING PRICE:
  Class A ($29.42 [divided by] 94.25%)                                          $      31.21
============================================================================================


The accompanying notes are an integral part of these financial statements.

26    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Statement of Operations

For the Year Ended 11/30/10



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $821,802)                   $12,451,366
  Income from securities loaned, net                                          69,181
-------------------------------------------------------------------------------------------------------
     Total investment income                                                                $12,520,547
-------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                         $7,030,109
  Transfer agent fees
   Class A                                                                   677,269
   Class B                                                                   101,463
   Class C                                                                   143,847
   Class R                                                                    76,793
   Class Y                                                                     5,406
  Distribution fees
   Class A                                                                   854,778
   Class B                                                                   219,126
   Class C                                                                   588,545
   Class R                                                                   511,985
  Shareholder communications expenses                                        914,556
  Administrative reimbursements                                              190,183
  Custodian fees                                                             615,623
  Registration fees                                                          125,717
  Professional fees                                                           93,957
  Printing expense                                                            74,794
  Fees and expenses of nonaffiliated trustees                                 20,075
  Miscellaneous                                                               74,895
-------------------------------------------------------------------------------------------------------
     Total expenses                                                                         $12,319,121
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                                      (25,544)
-------------------------------------------------------------------------------------------------------
     Net expenses                                                                           $12,293,577
-------------------------------------------------------------------------------------------------------
       Net investment income                                                                $   226,970
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                            $66,857,042
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                    (2,192,025)       $64,665,017
-------------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                            $2,206,839
   Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies (Net of foreign capital gains
     tax of $1,061,815)                                                       53,210        $ 2,260,049
-------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                 $66,925,066
-------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                      $67,152,036
=======================================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    27

Statement of Changes in Net Assets

For the Years Ended 11/30/10 and 11/30/09, respectively


-----------------------------------------------------------------------------------------------------
                                                                     Year                Year
                                                                     Ended               Ended
                                                                     11/30/10            11/30/09
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $    226,970        $  1,836,396
Net realized gain (loss) on investments and foreign currency
  transactions                                                         64,665,017         (93,480,228)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                 2,260,049         370,352,243
-----------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations              $ 67,152,036        $278,708,411
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.04 and $0.19 per share, respectively)                 $   (617,079)       $ (2,381,182)
   Class R ($0.03 and $0.21 per share, respectively)                     (102,942)           (420,439)
   Class Y ($0.14 and $0.35 per share, respectively)                     (390,487)           (869,455)
-----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $ (1,110,508)       $ (3,671,076)
-----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $191,361,734        $236,221,069
Reinvestment of distributions                                             749,770           3,145,441
Cost of shares repurchased                                           (272,365,688)       (154,335,677)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                              $(80,254,184)       $ 85,030,833
-----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                             $(14,212,656)       $360,068,168
NET ASSETS:
Beginning of year                                                     654,094,549         294,026,381
-----------------------------------------------------------------------------------------------------
End of year                                                          $639,881,893        $654,094,549
-----------------------------------------------------------------------------------------------------
Undistributed net (Distributions in excess of) investment income     $    (61,166)       $  1,104,885
=====================================================================================================


The accompanying notes are an integral part of these financial statements.

28    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

------------------------------------------------------------------------------------------------------
                                   '10 Shares        '10 Amount          '09 Shares        '09 Amount
------------------------------------------------------------------------------------------------------
Class A
Shares sold                           3,633,812     $  98,305,865         8,207,965       $156,774,782
Reinvestment of distributions            21,748           575,134           134,695          2,052,236
Less shares repurchased              (7,697,566)     (199,145,646)       (5,474,120)      (106,294,599)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)           (4,042,006)    $(100,264,647)        2,868,540       $ 52,532,419
======================================================================================================
Class B
Shares sold                              93,022     $   2,165,838           274,124       $  4,957,010
Reinvestment of distributions                --                --                --                 --
Less shares repurchased                (400,178)       (9,243,095)         (492,312)        (7,901,677)
------------------------------------------------------------------------------------------------------
   Net decrease                        (307,156)    $  (7,077,257)         (218,188)      $ (2,944,667)
======================================================================================================
Class C
Shares sold                             500,509     $  11,700,062           741,854       $ 13,229,800
Reinvestment of distributions                --                --                --                 --
Less shares repurchased                (751,257)      (17,241,398)         (877,488)       (14,142,760)
------------------------------------------------------------------------------------------------------
   Net decrease                        (250,748)    $  (5,541,336)         (135,634)      $   (912,960)
======================================================================================================
Class R
Shares sold                           1,949,517     $  50,694,423         2,193,543       $ 42,920,340
Reinvestment of distributions             3,788            96,945            25,854            381,600
Less shares repurchased              (1,083,344)      (27,770,992)         (727,933)       (14,221,475)
------------------------------------------------------------------------------------------------------
   Net increase                         869,961     $  23,020,376         1,491,464       $ 29,080,465
======================================================================================================
Class Y
Shares sold                           1,026,150     $  28,496,880           820,100       $ 18,341,262
Reinvestment of distributions             2,689            76,357            43,473            709,480
Less shares repurchased                (652,806)      (18,964,557)         (538,936)       (11,775,166)
------------------------------------------------------------------------------------------------------
   Net increase                         376,033     $   9,608,680           324,637       $  7,275,576
======================================================================================================


The accompanying notes are an integral part of these financial statements.

                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    29

Financial Highlights

---------------------------------------------------------------------------------------------------------
                                                                                    Year         Year
                                                                                    Ended        Ended
                                                                                    11/30/10     11/30/09
---------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                $ 26.11      $ 14.20
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $  0.03      $  0.09
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                3.32        12.00
---------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  3.35      $ 12.10
Distributions to shareowners:
 Net investment income                                                              $ (0.04)     $ (0.19)
 Net realized gain                                                                        --           --
---------------------------------------------------------------------------------------------------------
 Total distributions                                                                $ (0.04)     $ (0.19)
---------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $     --     $     --
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  3.31      $ 11.91
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 29.42      $ 26.11
=========================================================================================================
Total return*                                                                         12.85%       86.13%
Ratio of net expenses to average net assets+                                           1.94%        1.95%
Ratio of net investment income to average net assets+                                  0.09%        0.49%
Portfolio turnover rate                                                                  91%          68%
Net assets, end of period (in thousands)                                            $339,834     $407,113
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                          1.94%        1.99%
 Net investment income                                                                 0.09%        0.45%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                          1.94%        1.95%
 Net investment income                                                                 0.09%        0.49%
=========================================================================================================


----------------------------------------------------------------------------------------------------------------------
                                                                                    Year         Year         Year
                                                                                    Ended        Ended        Ended
                                                                                    11/30/08     11/30/07     11/30/06
----------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                $  38.29     $  29.06     $  23.64
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $   0.33     $   0.05     $   0.15
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                               (24.03)       13.40         8.45
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $ (23.70)    $  13.45     $   8.60
Distributions to shareowners:
 Net investment income                                                              $     --     $  (0.07)    $  (0.11)
 Net realized gain                                                                     (0.39)       (4.15)       (3.07)
----------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $  (0.39)    $  (4.22)    $  (3.18)
----------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $     --     $     --     $   0.00(a)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $ (24.09)    $   9.23     $   5.42
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  14.20     $  38.29     $  29.06
======================================================================================================================
Total return*                                                                         (61.91%)      47.03%       36.84%
Ratio of net expenses to average net assets+                                            1.86%        1.79%        1.90%
Ratio of net investment income to average net assets+                                   0.99%        0.17%        0.49%
Portfolio turnover rate                                                                   54%          45%          42%
Net assets, end of period (in thousands)                                            $180,675     $497,008     $240,097
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                           1.86%        1.79%        1.90%
 Net investment income                                                                  0.99%        0.17%        0.49%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                           1.86%        1.78%        1.89%
 Net investment income                                                                  0.99%        0.18%        0.50%
======================================================================================================================

(a)  Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Emerging Markets Fund | Annual Report | 11/30/10

---------------------------------------------------------------------------------------------------------------------
                                                                                             Year         Year
                                                                                             Ended        Ended
                                                                                             11/30/10     11/30/09
---------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                         $ 22.86      $ 12.39
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $ (0.20)     $  (0.03)#
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       2.91         10.50
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $  2.71      $  10.47
Distributions to shareowners:
 Net investment income                                                                       $    --      $     --
 Net realized gain                                                                                --            --
---------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $    --      $     --
---------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $    --      $     --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  2.71      $  10.47
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $ 25.57      $  22.86
=====================================================================================================================
Total return*                                                                                  11.86%        84.50%
Ratio of net expenses to average net assets+                                                    2.85%         2.85%
Ratio of net investment income (loss) to average net assets+                                   (0.79)%       (0.37)%
Portfolio turnover rate                                                                           91%           68%
Net assets, end of period (in thousands)                                                     $20,254      $ 25,130
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.96%         3.13%
 Net investment income (loss)                                                                  (0.91)%       (0.65)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   2.85%         2.85%
 Net investment income (loss)                                                                  (0.79)%       (0.37)%
=====================================================================================================================

---------------------------------------------------------------------------------------------------------------------
                                                                                             Year         Year
                                                                                             Ended        Ended
                                                                                             11/30/08     11/30/07
---------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                         $  33.84     $ 26.19
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $   0.02     $ (0.19)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (21.08)      11.99
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $ (21.06)    $ 11.80
Distributions to shareowners:
 Net investment income                                                                       $     --     $    --
 Net realized gain                                                                              (0.39)      (4.15)
---------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $  (0.39)    $ (4.15)
---------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $     --     $    --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $ (21.45)    $  7.65
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  12.39     $ 33.84
=====================================================================================================================
Total return*                                                                                  (61.25%)     45.78%
Ratio of net expenses to average net assets+                                                     2.75%       2.65%
Ratio of net investment income (loss) to average net assets+                                     0.06%      (0.67)%
Portfolio turnover rate                                                                            54%         45%
Net assets, end of period (in thousands)                                                     $ 16,323     $64,562
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.75%       2.65%
 Net investment income (loss)                                                                    0.06%      (0.67)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    2.74%       2.63%
 Net investment income (loss)                                                                    0.07%      (0.65)%
=====================================================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                             Year
                                                                                             Ended
                                                                                             11/30/06
----------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                         $  21.62
----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $  (0.09)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         7.73
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $   7.64
Distributions to shareowners:
 Net investment income                                                                       $    0.00(a)
 Net realized gain                                                                               (3.07)
----------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $   (3.07)
----------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $    0.00(a)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $    4.57
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $   26.19
==========================================================================================================
Total return*                                                                                    35.72%
Ratio of net expenses to average net assets+                                                      2.74%
Ratio of net investment income (loss) to average net assets+                                     (0.34)%
Portfolio turnover rate                                                                             42%
Net assets, end of period (in thousands)                                                     $  48,312
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     2.74%
 Net investment income (loss)                                                                    (0.34)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     2.71%
 Net investment income (loss)                                                                    (0.31)%
==========================================================================================================

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Emerging Markets Fund | Annual Report | 11/30/10  31

---------------------------------------------------------------------------------------------------------------------
                                                                                             Year        Year
                                                                                             Ended       Ended
                                                                                             11/30/10    11/30/09
---------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                         $ 22.84     $ 12.38
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $ (0.17)    $  (0.06)#
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       2.89        10.52
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $  2.72     $  10.46
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $    --     $     --
 Net realized gain                                                                                --           --
---------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $    --     $     --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  2.72     $  10.46
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $ 25.56     $  22.84
=====================================================================================================================
Total return*                                                                                  11.91%       84.49%
Ratio of net expenses to average net assets+                                                    2.76%        2.85%
Ratio of net investment income (loss) to average net assets+                                   (0.70)%      (0.39)%
Portfolio turnover rate                                                                           91%          68%
Net assets, end of period (in thousands)                                                     $60,809     $ 60,066
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.76%         2.89%
 Net investment income (loss)                                                                  (0.70)%       (0.43)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   2.76%         2.85%
 Net investment income (loss)                                                                  (0.70)%       (0.39)%
=====================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             Year         Year         Year
                                                                                             Ended        Ended        Ended
                                                                                             11/30/08     11/30/07     11/30/06
--------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                         $  33.78     $ 26.12      $ 21.58
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $   0.06     $ (0.17)     $ (0.06)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (21.07)      11.98         7.69
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $ (21.01)    $ 11.81      $  7.63
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                                       $     --     $    --      $ (0.02)
 Net realized gain                                                                              (0.39)      (4.15)       (3.07)
--------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $  (0.39)    $ (4.15)     $ (3.09)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $ (21.40)    $  7.66      $  4.54
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  12.38     $ 33.78      $ 26.12
================================================================================================================================
Total return*                                                                                  (62.21%)     45.94%       35.75%
Ratio of net expenses to average net assets+                                                     2.65%       2.57%        2.65%
Ratio of net investment income (loss) to average net assets+                                     0.20%      (0.59)%      (0.27)%
Portfolio turnover rate                                                                            54%         45%          42%
Net assets, end of period (in thousands)                                                     $ 34,242     $99,966      $60,039
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.65%       2.57%        2.65%
 Net investment income (loss)                                                                    0.20%      (0.59)%      (0.27)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    2.64%       2.56%        2.64%
 Net investment income (loss)                                                                    0.21%      (0.58)%      (0.26)%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.
# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

32  Pioneer Emerging Markets Fund | Annual Report | 11/30/10

-------------------------------------------------------------------------------------------------------------------
                                                                                              Year        Year
                                                                                              Ended       Ended
                                                                                              11/30/10    11/30/09
-------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                                          $ 25.26     $ 13.80
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                 $ (0.01)    $  0.12
 Net realized and unrealized gain (loss) on investments and foreign currency transactions        3.21       11.56
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $  3.20     $ 11.68
Distributions to shareowners:
 Net investment income                                                                        $ (0.03)    $ (0.21)
 Net realized gain                                                                                 --          --
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                          $ (0.03)    $ (0.21)
-------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                               $    --     $    --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $  3.17     $ 11.46
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $ 28.43     $ 25.26
===================================================================================================================
Total return*                                                                                   12.68%      85.71%
Ratio of net expenses to average net assets+                                                     2.10%       2.17%
Ratio of net investment income (loss) to average net assets+                                    (0.02)%      0.19%
Portfolio turnover rate                                                                            91%         68%
Net assets, end of period (in thousands)                                                      $119,358    $84,064
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.10%       2.17%
 Net investment income (loss)                                                                   (0.02)%      0.19%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    2.10%       2.17%
 Net investment income (loss)                                                                   (0.02)%      0.19%
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                                                             Year         Year
                                                                                             Ended        Ended
                                                                                             11/30/08     11/30/07
-------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                                         $  37.32     $ 28.52
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $   0.16     $  0.09
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (23.29)      13.00
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $ (23.13)    $ 13.09
Distributions to shareowners:
 Net investment income                                                                       $     --     $ (0.14)
 Net realized gain                                                                              (0.39)      (4.15)
-------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $  (0.39)    $ (4.29)
-------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $     --     $    --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $ (23.52)    $  8.80
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $  13.80     $ 37.32
===================================================================================================================
Total return*                                                                                  (61.99%)     46.75%
Ratio of net expenses to average net assets+                                                     2.13%       2.06%
Ratio of net investment income (loss) to average net assets+                                     0.78%      (0.26)%
Portfolio turnover rate                                                                            54%         45%
Net assets, end of period (in thousands)                                                     $ 25,341     $26,316
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.13%       2.06%
 Net investment income (loss)                                                                    0.78%      (0.26)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                    2.13%       2.06%
 Net investment income (loss)                                                                    0.78%      (0.26)%
===================================================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                              Year
                                                                                              Ended
                                                                                              11/30/06
-------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                                          $23.37
-------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                 $ 0.10
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       8.26
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $ 8.36
Distributions to shareowners:
 Net investment income                                                                        $(0.14)
 Net realized gain                                                                             (3.07)
-------------------------------------------------------------------------------------------------------
 Total distributions                                                                          $(3.21)
-------------------------------------------------------------------------------------------------------
 Redemption fee                                                                               $ 0.00(a)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $ 5.15
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $28.52
=======================================================================================================
Total return*                                                                                  36.30%
Ratio of net expenses to average net assets+                                                    2.52%
Ratio of net investment income (loss) to average net assets+                                   (0.21)%
Portfolio turnover rate                                                                           42%
Net assets, end of period (in thousands)                                                      $1,142
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.26%
 Net investment income (loss)                                                                  (0.06)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   2.51%
 Net investment income (loss)                                                                  (0.45)%
=======================================================================================================

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Emerging Markets Fund | Annual Report | 11/30/10  33

-----------------------------------------------------------------------------------------------------------------
                                                                                            Year        Year
                                                                                            Ended       Ended
                                                                                            11/30/10    11/30/09
-----------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                        $ 28.12     $ 15.35
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $  0.17     $  0.22
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      3.58       12.90
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                        $  3.75     $ 13.12
Distributions to shareowners:
 Net investment income                                                                      $ (0.14)    $ (0.35)
 Net realized gain                                                                               --          --
-----------------------------------------------------------------------------------------------------------------
 Total distributions                                                                        $ (0.14)    $ (0.35)
-----------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                             $    --     $    --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                  $  3.61     $ 12.77
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $ 31.73     $ 28.12
=================================================================================================================
Total return*                                                                                 13.39%      87.18%
Ratio of net expenses to average net assets+                                                   1.44%       1.42%
Ratio of net investment income to average net assets+                                          0.60%       1.03%
Portfolio turnover rate                                                                          91%         68%
Net assets, end of period (in thousands)                                                    $99,627     $77,721
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.44%       1.42%
 Net investment income                                                                          0.60%       1.03%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   1.44%       1.42%
 Net investment income                                                                          0.60%       1.03%
=================================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                                                             Year        Year
                                                                                             Ended       Ended
                                                                                             11/30/08    11/30/07
------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                         $  41.10    $ 30.95
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $   0.36    $  0.25
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (25.72)     14.26
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $ (25.36)   $ 14.51
Distributions to shareowners:
 Net investment income                                                                       $    --     $ (0.21)
 Net realized gain                                                                             (0.39)      (4.15)
------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $ (0.39)    $ (4.36)
------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $    --     $    --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $(25.75)    $ 10.15
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $ 15.35     $ 41.10
==================================================================================================================
Total return*                                                                                 (61.71%)     47.75%
Ratio of net expenses to average net assets+                                                    1.38%       1.32%
Ratio of net investment income to average net assets+                                           1.45%       0.68%
Portfolio turnover rate                                                                           54%         45%
Net assets, end of period (in thousands)                                                     $37,445     $70,870
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                   1.38%       1.32%
 Net investment income                                                                          1.45%       0.68%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                   1.38%       1.32%
 Net investment income                                                                          1.45%       0.68%
==================================================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                             Year
                                                                                             Ended
                                                                                             11/30/06
--------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                         $ 25.04
--------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                       $  0.34
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       8.92
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $  9.26
Distributions to shareowners:
 Net investment income                                                                       $ (0.28)
 Net realized gain                                                                             (3.07)
--------------------------------------------------------------------------------------------------------
 Total distributions                                                                         $ (3.35)
--------------------------------------------------------------------------------------------------------
 Redemption fee                                                                              $  0.00(a)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  5.91
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $ 30.95
========================================================================================================
Total return*                                                                                  37.60%
Ratio of net expenses to average net assets+                                                    1.33%
Ratio of net investment income to average net assets+                                           1.02%
Portfolio turnover rate                                                                           42%
Net assets, end of period (in thousands)                                                     $47,573
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                     1.33%
 Net investment income                                                                            1.02%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                     1.33%
 Net investment income                                                                            1.02%
========================================================================================================

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+   Ratios with no reduction for fees paid indirectly.

34  Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Notes to Financial Statements | 11/30/10

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    35
principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that daily adjustments to the valuation of securities of non-U.S. issuers by utilizing an independent pricing service that supplies an appropriate fair value factor is appropriate for the Fund.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At November 30, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial


36    Pioneer Emerging Markets Fund | Annual Report | 11/30/10
   condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    37
   all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended November 30, 2010, the Fund paid no such taxes.

   In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of November 30, 2010, the Fund had $1,061,815 in reserve related to capital gains.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At November 30, 2010, the Fund has reclassified $282,513 to decrease undistributed net investment income, $1,909,512 to decrease paid-in capital and $2,192,025 to decrease accumulated net realized loss on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   At November 30, 2010, the Fund had a net capital loss carryforward of $51,090,971, which will expire in 2017 if not utilized.

   The Fund has elected to defer approximately $61,166 of currency losses recognized between November 1, 2010 and November 30, 2010 to its fiscal year ending November 30, 2011.

   The tax character of distributions paid during the years ended November 30, 2010 and November 30, 2009 was as follows:


--------------------------------------------------------------------------------
                                                           2010            2009
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                   $1,110,508      $3,671,076
--------------------------------------------------------------------------------
    Total                                            $1,110,508      $3,671,076
================================================================================

38    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2010:


--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                       $(51,090,971)
   Post-October loss deferred                                           (61,166)
   Unrealized appreciation                                          162,048,356
--------------------------------------------------------------------------------
    Total                                                          $110,896,219
================================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $44,922 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2010.


F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.


G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    39

   Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets up to $1 billion, and 1.10% of the Fund's average daily net assets over $1 billion. Prior to January 1, 2010, the Fund paid management fees calculated daily at an annual rate of 1.15% of the Fund's average daily net assets. For the year ended November 30, 2010, the effective management fee was 1.15% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Expenses waived during the year ended November 30, 2010 are reflected on the Statement of Operations. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1,


40    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

2012. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $20,693 in management fees, administrative costs and certain other reimbursements payable to PIM at November 30, 2010.


3. Transfer Agent

PIMSS, a wholly-owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended November 30, 2010, such out of pocket expenses by class of shares were as follows:


--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                               $519,642
 Class B                                                                 35,426
 Class C                                                                102,928
 Class R                                                                181,345
 Class Y                                                                 75,215
--------------------------------------------------------------------------------
  Total                                                                $914,556
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $139,067 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at November 30, 2010.


4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    41

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,174 in distribution fees payable to PFD at November 30, 2010.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2010, CDSCs in the amount of $41,768 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended November 30, 2010, the Fund's expenses were not reduced under such arrangements.


6. Forward Foreign Currency Contracts

At November 30, 2010, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting hedge contract. At November 30, 2010, the Fund had no outstanding portfolio hedges. At November 30, 2010, the Fund's gross forward currency settlement contracts receivable and payable were $292,319 and $292,319, respectively. The average value of contracts open during the year ended November 30, 2010 was $3,406,748.


42    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement.

For the year ended November 30, 2010, the average daily amount of borrowings outstanding during the period was $235,844. The related weighted average annualized interest rate for the period was 1.50%, and the total interest expense on such borrowing was $4,319. At November 30, 2010, the Fund had no borrowings under this agreement.


8. Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the year ended November 30, 2010 was as follows:



--------------------------------------------------------------------------------------------
                                                                              Change in
                                                            Realized          Unrealized
                                                            Loss on           Gain on
                      Location of Gain or (Loss)            Derivatives       Derivatives
                      On Derivatives Recognized             Recognized in     Recognized in
 Derivatives          in Income                             Income            Income
--------------------------------------------------------------------------------------------
 Foreign Exchange     Net realized loss on forward          $(335,118)
  Contracts           foreign currency contracts and
                      other assets and liabilities
                      denominated in foreign currencies

 Foreign Exchange     Change in unrealized gain                               $53,210
  Contracts           on forward foreign currency
                      contracts and other assets and
                      liabilities denominated in foreign
                      currencies

9. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Emerging Markets Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Emerging Markets Fund (the "Fund"), including the schedule of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Emerging Markets Fund at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP


Boston, Massachusetts
January 26, 2011

44    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Emerging Markets Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    45
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one and ten year periods ended June 30, 2010, in the fifth quintile of its Morningstar category for the three year period ended June 30, 2010, and in the third quintile of its Morningstar category for the five year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the reasons for the Fund's underperformance with PIM in view of the Fund's investment approach and the market conditions present during the relevant periods. The Trustees agreed that they would continue to monitor the performance of the Fund closely.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion. The Trustees considered that


46    Pioneer Emerging Markets Fund | Annual Report | 11/30/10
the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees also considered the impact of the Fund's transfer agency and other non-management fee expenses on the Fund's expense ratio. The Trustees considered the contractual expense limitation agreed to by PIM with respect to the Fund.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during recent difficult periods for financial markets, as the


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    47
level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


48    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    49

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Chairman of the Board,   Trustee since 1994.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation                                                 Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Non-Executive Chairman and a director of Pioneer Investment          None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin); President and a director of Pioneer Alternative Investment Management (Bermuda) Limited
                            and affiliated funds; Deputy Chairman and a director of Pioneer
                            Global Asset Management S.p.A. ("PGAM") (until April 2010);
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia) (until
                            June 2006); Director of Nano-C, Inc. (since 2003); Director of
                            Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
-----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Director, CEO and President of PIM-USA (since February 2007);        None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice President of all of the Pioneer Funds (since March 2007); Director of PGAM
                            (2007 - 2010); Head of New Europe Division, PGAM (2000 - 2005);
                            and Head of New Markets Division, PGAM (2005 - 2007)
-----------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

50  Pioneer Emerging Markets Fund | Annual Report | 11/30/10

Independent Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
David R. Bock (67)          Trustee                  Trustee since 2005.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Mary K. Bush (62)           Trustee                  Trustee since 1997.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation                                                 Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------------
David R. Bock (67)          Interim Chief Executive Officer, Oxford Analytica, Inc. (privately   Director of Enterprise
                            held research and consulting company) (2010 - present); Managing     Community Investment, Inc.
                            Partner, Federal City Capital Advisors (corporate advisory           (privately held affordable
                            services company) (1997 - 2004 and 2008 - present); Executive        housing finance company)
                            Vice President and Chief Financial Officer, I-trax, Inc.             (1985 - present); Director
                            (publicly traded health care services company) (2004 - 2007);        of Oxford Analytica, Inc.
                            and Executive Vice President and Chief Financial Officer,            (2008 - present); Director
                            Pedestal Inc. (internet-based mortgage trading company)              of The Swiss Helvetia Fund,
                            (2000 - 2002)                                                        Inc. (closed-end fund) (2010 -
                                                                                                 present); and Director of
                                                                                                 New York Mortgage Trust
                                                                                                 (publicly traded mortgage
                                                                                                 REIT) (2004 - 2009)
-------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)           President, Bush International, LLC (international financial          Director of Marriott
                            advisory firm) (1991 - present); Managing Director, Federal          International, Inc. (2008 -
                            Housing Finance Board (oversight of Federal Home Loan Bank           present); Director of
                            system) (1989 - 1991); Vice President and Head of International      Discover Financial Services
                            Finance, Federal National Mortgage Association (1988 - 1989);        (credit card issuer and
                            U.S. Alternate Executive Director, International Monetary Fund       electronic payment services)
                            (1984 - 1988); Executive Assistant to Deputy Secretary of the        (2007 - present); Former
                            U.S. Treasury, U.S. Treasury Department (1982 - 1984); and           Director of Briggs & Stratton
                            Vice President and Team Leader in Corporate Banking, Bankers         Co. (engine manufacturer)
                            Trust Co. (1976 - 1982)                                              (2004 - 2009); Director of
                                                                                                 UAL Corporation (airline
                                                                                                 holding company) (2006 -
                                                                                                 present); Director of ManTech
                                                                                                 International Corporation
                                                                                                 (national security,

                    Pioneer Emerging Markets Fund | Annual Report | 11/30/10  51

--------------------------------------------------------------------------------
                            Position Held            Length of Service
 Name and Age               with the Fund            and Term of Office
--------------------------------------------------------------------------------
Mary K. Bush (continued)
--------------------------------------------------------------------------------
Benjamin M. Friedman (66)   Trustee                  Trustee since 2008.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships
Name and Age                Principal Occupation                                             Held by this Trustee
---------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                     defense, and intelligence
                                                                                             technology firm) (2006 -
                                                                                             present); Member, Board of
                                                                                             Governors, Investment Company
                                                                                             Institute (2007 - present);
                                                                                             Former Director of Brady
                                                                                             Corporation (2000 - 2007);
                                                                                             Former Director of Mortgage
                                                                                             Guaranty Insurance Corporation
                                                                                             (1991 - 2006); Former Director
                                                                                             of Millennium Chemicals, Inc.
                                                                                             (commodity chemicals) (2002 -
                                                                                             2005); Former Director,
                                                                                             R.J. Reynolds Tobacco Holdings,
                                                                                             Inc. (tobacco) (1999 - 2005);
                                                                                             and Former Director of Texaco,
                                                                                             Inc. (1997 - 2001)
---------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (66)   William Joseph Maier Professor of Political Economy, Harvard     Trustee, Mellon Institutional
                            University (1972 - present)                                      Funds Investment Trust and
                                                                                             Mellon Institutional Funds
                                                                                             Master Portfolio (oversaw
                                                                                             17 portfolios in fund complex)
                                                                                             (1989 - 2008)
---------------------------------------------------------------------------------------------------------------------------

52  Pioneer Emerging Markets Fund | Annual Report | 11/30/10

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Trustee                  Trustee since 1994.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Thomas J. Perna (60)        Trustee                  Trustee since 2006.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (62)    Trustee                  Trustee since 1994.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Stephen K. West (82)        Trustee                  Trustee since 1994.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation                                                 Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and Organizational
                            Learning, Xerox PARC, Xerox's Advance Research Center (1990 - 1994)
-------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (60)        Chairman and Chief Executive Officer, Quadriserv, Inc.               Director, Broadridge Financial
                            (technology products for securities lending industry)                Solutions, Inc. (investor
                            (2008 - present); Private investor (2004 - 2008); and                communications and securities
                            Senior Executive Vice President, The Bank of New York               processing provider for
                            (financial and securities services) (1986 - 2004)                    financial services industry)
                                                                                                 (2009 - present); and
                                                                                                 Director, Quadriserv, Inc.
                                                                                                 (2005 - present)
-------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm) (1981 - present)                      High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company) (2004 - present);
                                                                                                 and Member, Board of Governors,
                                                                                                 Investment Company Institute
                                                                                                 (2000 - 2006)
-------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (82)        Senior Counsel, Sullivan & Cromwell LLP (law firm) (1998 -           Director, The Swiss Helvetia
                            present); and Partner, Sullivan & Cromwell LLP (prior to 1998)       Fund, Inc. (closed-end
                                                                                                 investment company); and
                                                                                                 Director, AMVESCAP, PLC
                                                                                                 (investment manager)
                                                                                                 (1997 - 2005)
-------------------------------------------------------------------------------------------------------------------------------

                   Pioneer Emerging Markets Fund | Annual Report | 11/30/10  53

Fund Officers


--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
Christopher J. Kelley (46)  Secretary                Since 2010. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------------
Carol B. Hannigan (49)      Assistant Secretary      Since 2010. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------------
Thomas Reyes (48)           Assistant Secretary      Since 2010. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------------
Mark E. Bradley (51)        Treasurer                Since 2008. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------------
Luis I. Presutti (45)       Assistant Treasurer      Since 2000. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------------
Gary Sullivan (52)          Assistant Treasurer      Since 2002. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation                                                Held by this Officer
-----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (46)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
-----------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (49)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
-----------------------------------------------------------------------------------------------------------------------
Thomas Reyes (48)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
-----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (51)         Vice President -- Fund Accounting, Administration and               None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds since March 2008; Deputy Treasurer of
                             Pioneer from March 2004 to February 2008; Assistant Treasurer of all of the Pioneer Funds from March 2004 to February 2008;
                             and Treasurer and Senior Vice President, CDC IXIS Asset
                             Management Services, from 2002 to 2003
-----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (52)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer
                             of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------

54  Pioneer Emerging Markets Fund | Annual Report | 11/30/10

--------------------------------------------------------------------------------
                        Position Held         Length of Service
Name and Age            with the Fund         and Term of Office
--------------------------------------------------------------------------------
David F. Johnson (31)   Assistant Treasurer   Since 2009. Serves at
                                              the discretion of the
                                              Board.
--------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance      Since 2010. Serves at
                        Officer               the discretion of the
                                              Board.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation                                                Held by this Officer
------------------------------------------------------------------------------------------------------------------
David F. Johnson (31)   Fund Administration Manager -- Fund Accounting, Administration      None
                        and Controllership Services since November 2008; Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; and
                        Client Service Manager -- Institutional Investor Services at State
                        Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
------------------------------------------------------------------------------------------------------------------


                    Pioneer Emerging Markets Fund | Annual Report | 11/30/10  55

                           This page for your notes.







56    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

                           This page for your notes.







                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    57

                           This page for your notes.







58    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

                           This page for your notes.







                  Pioneer Emerging Markets Fund | Annual Report | 11/30/10    59

                           This page for your notes.







60    Pioneer Emerging Markets Fund | Annual Report | 11/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $40,886 in 2010 and approximately
$40,400 in 2009.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended
November 30, 2010 and 2009


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2010 and $8,290 in 2009.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended
November 30, 2010 and 2009

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November
30, 2010 and 2009, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2010 and $8,290 in 2009.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2011

* Print the name and title of each signing officer under his or her signature.